Label	Element	Value
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab Emerging Markets Equity ETF
Expense Heading [Optional Text]	oef_ExpenseHeading	Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab 1000 Index® ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
(each, a fund and collectively, the funds)
Supplement dated June 9, 2025, to each fund’s currently effective
Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with these documents.
At a meeting held on June 5, 2025, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, will be effective on June 10, 2025.
Fund	Current Management Fee	New Management Fee
Schwab 1000 Index ETF	0.05%	0.03%
Schwab International Equity ETF	0.06%	0.03%
Schwab International Small-Cap Equity ETF	0.11%	0.08%
Schwab Emerging Markets Equity ETF	0.11%	0.07%

Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.07%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.07%	[1]
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 10,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 7
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	23
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	40
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 90

[1]	The information in the table has been restated to reflect current fees and expenses.